Related Party Transactions	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 26. Related party transactions

Parent entity

Gelteq Limited is the parent entity.

Subsidiaries

Key management personnel

Disclosures relating to key management personnel are set out in note 23.

Transactions with related parties

The following transactions occurred with related parties:

	Consolidated
	31 December 2025	30 June 2025
	$	$
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan issue)*	339,121	634,150
Interest paid to commonly controlled entity*	-	763
Management and consulting services**	-	48,000

*	The interest is accrued and not paid.

**	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.

Outstanding balances arising from transactions with related parties:

	Consolidated	Consolidated
Receivables from related parties	31 December 2025	30 June 2025
	$	$
Prepayment*	33,088	33,088

●	*During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company who resigned on 30 September 30, 2025. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.

●	**During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position and the amount has been written back during the current financial year.

●	***Payables to key management personnel are included within Wages payables in Note 18.

Loans to/from related parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
Loans from related parties	31 December 2025	30 June 2025
	$	$
Beginning of the period	2,140,364	1,662,411
Interest accrued during the year	293,707	549,470
Repayments made during the period	-	(71,517)
Closing Balance	2,434,071	2,140,364

The Loans from directors relates to loans provided in the year ended 30 June 2022, by Jeffrey Olyniec, Executive Director and B&M Givoni Ltd. a close family member of Nathan Givoni, Executive director of the Company. These loan agreements are compound financial instruments with both debt and equity components. The loans include an equity component of $124,108 comprising of 21,179 fully paid Ordinary Shares to be issued to the Lending Shareholders. 21,179 shares were determined based on shares equivalent to $1.00 for every $4.00 of principal loaned to the Company, as agreed in the loan agreements. These have been recognised as equity on inception of the loans. The shares were to be issued within 90 days of the loan being advanced with a deemed issue price of $5.86 per fully paid ordinary share, being the pre-dilution price and were issued on April 28, 2022.

The Consolidated Entity has recognised the shareholders loans initially at fair value of $369,337, net of the equity component of $124,108 and subsequently carried at amortised cost using an effective interest method. During the 2023 financial year, the shareholders loans received on 4 February, 2022, had their maturity date extended in January 2023, and approximately $1,938,287 was to be repaid on 15 July, 2024. The resulting gain on the modification of the liability is recognized in the profit and loss statement and there was no repayment of interest or loan during the year (no repayment of interest or loan during the year ended 30 June 2023). These extensions constitute a substantial modification per IFRS 9, and therefore the original liability is derecognised on modification date, and the new liability for the extended loans is recognised at fair value, discounted using an appropriate discount rate.

Subsequent to 30 June, 2024, the loans were extended with a new maturity date of 31 December, 2025, at an interest rate of 12% and an amount to be repaid of approximately $2,153,929.

(i) Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan

	Consolidated
Loans from associated entities	31 December 2025	30 June 2025
	$	$
Opening balance	156,713	156,068
Interest charged	500	645
	157,213	156,713

Convertible notes from Related Parties

	Consolidated
	31 December 2025	30 June 2025
Opening Balance	793,085	759,678
Proceeds from convertible note issue	-	287,886
Interest accrued	31,049	73,011
Repaid during the year	-	(327,490)
Closing Balance	824,134	793,085

*	The Convertible Notes from directors relates to:

-	For 2024, convertible notes received from an entity related to Nathan Givoni, Executive Director, and Jeffrey Olyniec, Non — Executive Director.

-	For 2025, convertible notes received from an entity related to Nathan Givoni, Executive Director.

(i)  Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan

Terms and conditions

Transactions with related parties have not undergone a formal benchmarking process to establish whether arrangements are conducted under normal market terms and conditions, accordingly, such transactions may not be considered at arm’s length. Related party loans are either unsecured, interest-free and payable on demand or are subject to unsecured loan agreements with fixed terms and interest payable.

Interest-free loans are noted accordingly.

No adjustment has been made to their carrying value. The parent company has not provided any guarantees in relation to any debts incurred by its subsidiaries.